Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous non-current assets [abstract]
Non-current accounts receivable	$ 228	$ 204
Investments in strategic equity securities	5	14
Non-current portion of valuation of derivative financial instruments	57	22
Investments at fair value through the income statement	3	3
Other investments and non-current accounts receivable	$ 293	$ 243